Commitments	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments
Commitments

Lease commitments under non-cancelable operating leases extending for one year or more will require the following future payments:

(Dollars in thousands)
2013	$2,808
2014	1,916
2015	585
2016	547
2017	231
After 2017	—

Total lease and rental expenses under non-cancelable operating leases extending one year or more approximated $2.6 million in 2010, $2.4 million in 2011 and $3.2 million in 2012.
We are parties to contracts with ConocoPhillips through December 2013 for the supply of petroleum needle coke, our primary raw material used in the manufacture of graphite electrodes. The agreements provide for quantities of needle coke which we believe, together with needle coke that we source from Seadrift and other sources, are sufficient for our requirements as currently forecast. These supply agreements also contain customary terms and conditions including annual price negotiations, dispute resolution and termination provisions.
We have supply agreements that require us to purchase electricity and natural gas from January 1, 2013 through December 31, 2013. The total obligation under these contracts is $5.4 million.